Investment Securities - Summary of Equity Securities (Detail) - Marketable Equity Securities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Net gains recognized during the period on equity securities sold	$ 0	$ 0
Unrealized gains recognized during the period on equity securities still held at period end	358	94
Unrealized losses recognized during the period on equity securities still held at period end	(345)	(684)
Net gains (losses) recognized during the period	$ 13	$ (590)